Note 14 - Stock-based Awards: Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Details
Compensation	$ 426,966	$ 140,911
Other general and administrative expenses	464,000	54,000
Stock Issued During Period, Value, Share-based Compensation, Gross	$ 890,966	$ 194,910